UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08659

The Henssler Funds Inc.
(Exact name of registrant as specified in charter)

3735 Cherokee Street, Kennesaw, Georgia	30144
(Address of principal executive offices)	(Zip code)

Gene W. Henssler, 3735 Cherokee Street, Kennesaw, Georgia 30144
(Name and address of agent for service)

With copy to: Paul, Hastings, Janofsky & Walker LLP 600 Peachtree Street, N.E. 24 Floor Atlanta, GA 30308

Registrant’s telephone number, including area code:	(800) 936-3863

Date of fiscal year end:	April 30

Date of reporting period:	November 1, 2008 — January 31, 2009

Item 1 — Schedule of Investments.

SCHEDULE OF INVESTMENTS

(Unaudited)	January 31, 2009

	Shares	Value
COMMON STOCKS - 94.37%
Basic Materials - 1.17%
Mining - 1.17%
Vulcan Materials Co.	18,700	$924,902

Total Basic Materials		924,902

Consumer Discretionary - 7.39%
Multimedia - 2.45%
The Walt Disney Co.	93,825	1,940,301

Retail - Building Products - 1.01%
Lowe’s Companies, Inc.	43,600	796,572

Retail - Major Department Stores - 3.93%
Target Corp.	51,970	1,621,464
Wal-Mart Stores, Inc.	31,500	1,484,280
		3,105,744
Total Consumer Discretionary		5,842,617

Consumer Staples - 15.54%
Beverages - Non-alcoholic - 4.33%
PepsiCo, Inc.	68,175	3,424,430

Consumer Products - Miscellaneous - 2.38%
Church & Dwight Co., Inc.	35,400	1,884,342

Cosmetics & Toiletries - 3.40%
Procter & Gamble Co.	49,300	2,686,850

Food - Diversified - 2.53%
McCormick & Co., Inc.	62,500	2,002,500

Retail - Drug Stores - 2.90%
Walgreen Co.	83,670	2,293,395

Total Consumer Staples		12,291,517

Energy — 9.96%
Oil & Gas - 3.50%
Apache Corp.	36,900	2,767,500

Oil Company - Integrated - 6.46%
Exxon Mobil Corp.	49,514	3,786,831
Total S.A. - ADR	26,500	1,319,170
		5,106,001
Total Energy		7,873,501

Financials - 11.32%
Commercial Banks - Southern U.S. - 4.32%
BB&T Corp.	94,150	1,863,228
Cullen/Frost Bankers, Inc.	35,500	1,553,835
		3,417,063
Finance - Credit Card - 1.16%
American Express Co.	55,000	920,150

Insurance - Multi-Line - 1.00%
Lincoln National Corp.	52,000	786,760

Investment Management & Advisory Services - 1.94%
T. Rowe Price Group, Inc.	55,600	1,533,448

Money Center Banks - 2.90%
Bank of America Corp.	96,400	634,312
The Bank of New York Mellon Corp.	64,575	1,662,161
		2,296,473
Total Financials		8,953,894

Healthcare - 14.78%
Healthcare Equipment & Supplies - 2.69%
Medtronic, Inc.	28,000	937,720
Varian Medical Systems, Inc.(1)	32,000	1,188,160
		2,125,880
Medical - Drugs - 3.76%
Teva Pharmaceutical Industries Ltd. - ADR	71,675	2,970,929

Medical - Instruments - 1.48%
Stryker Corp.	27,800	1,174,272

Medical - Products - 6.85%
Alcon, Inc.	7,265	622,175
Baxter International, Inc.	22,000	1,290,300
Johnson & Johnson	60,770	3,505,821
		5,418,296
Total Healthcare		11,689,377

Industrials - 13.49%
Aerospace & Defense - 1.06%
Boeing Co.	19,850	839,854

Auto - Medium & Heavy Duty Trucks - 1.28%
PACCAR, Inc.	38,396	1,013,270

Diversified Industrials - 6.34%
3M Co.	31,700	1,705,143
General Electric Co.	116,535	1,413,570
Illinois Tool Works, Inc.	58,100	1,897,545
		5,016,258
Electric Products - 3.06%
Emerson Electric Co.	74,000	2,419,800

Transportation Services - 1.75%
C.H. Robinson Worldwide, Inc.	30,000	1,379,400

Total Industrials		10,668,582

Information Technology - 19.46%
Business Software & Services - 2.64%
Accenture Ltd.	30,000	946,800
Jack Henry & Associates, Inc.	64,000	1,139,200
		2,086,000
Computer - Micro - 6.01%
Apple, Inc.(1)	28,200	2,541,665
International Business Machines Corp.	24,100	2,208,765
		4,750,430
Computer Software - 3.78%
ANSYS, Inc.(1)	61,500	1,528,890
Intuit, Inc.(1)	64,600	1,463,190
		2,992,080
Data Processing & Management - 2.28%
Automatic Data Processing, Inc.	49,500	1,798,335

Internet - 1.13%
Google, Inc., Class A(1)	2,630	890,334

Networking Products - 2.25%
Cisco Systems, Inc.(1)	119,000	1,781,430

Software - 1.37%
Oracle Corp.(1)	64,500	1,085,535

Total Information Technology		15,384,144

Utilities - 1.26%
Oil & Gas - 1.26%
Integrys Energy Group, Inc.	23,900	997,825

Total Utilities		997,825

TOTAL COMMON STOCKS
(COST $80,272,391)		74,626,359

EXCHANGE TRADED FUNDS - 4.47%
Chemical- Diversified - 1.89%
Materials Select Sector SPDR Fund(2)	71,100	1,497,366

Oil Company - Integrated - 2.58%
Energy Select Sector SPDR Fund(2)	43,500	2,041,020

TOTAL EXCHANGE TRADED FUNDS
(COST $3,791,602)		3,538,386

SHORT TERM INVESTMENTS - 1.01%
Fifth Third Institutional Money Market Fund, 7 Day Yield 1.18%(2)	798,077	798,077

TOTAL SHORT TERM INVESTMENTS
(COST $798,077)		798,077

TOTAL INVESTMENTS - 99.85%
(COST $84,862,070)		78,962,822

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.15%		121,898

TOTAL NET ASSETS - 100.00%		$79,084,720

(1)	Non-income producing security.
(2)	Investments in other funds are calculated at their respective net asset values as determined by those funds in accordance with the Investment Company Act of 1940.

Common Abbreviations:
ADR - American Depositary Receipt.
S.A. - Generally designates corporations in various countries, mostly those in civil law.
SPDR - Standard & Poor’s 500 Depositary Receipt.

Notes to Quarterly Statement of Investments

1. ORGANIZATION

The Henssler Funds, Inc. (the “Company”) was incorporated under the laws of the state of Maryland on February 12, 1998, and consists solely of The Henssler Equity Fund (“The Fund”). The Company is registered as a no-load, open-end diversified management investment company of the series type under the Investment Company Act of 1940 (the “1940 Act”). The Company has an authorized capital of 500,000,000 shares, classified as shares of common stock with a par value of $.0001 per share; 100,000,000 shares of which have been classified as shares of common stock of The Fund. The Fund’s investment strategy is to seek growth of capital. The Fund became effective with the SEC on June 8, 1998 and commenced operations on June 10, 1998.

2. SIGNIFICANT ACCOUNTING POLICIES

a)              Investment Valuation — Equity securities listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the latest bid price. Valuations of variable and fixed income securities are supplied by independent pricing services approved by The Fund’s Board of Directors. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Board. Securities with maturities of sixty (60) days or less are valued at amortized cost.

b)             Federal Income Taxes — No provision for federal income taxes has been made since The Fund has complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intends to so comply in the future and to distribute substantially all of its net investment income and realized capital gains in order to relieve The Fund from all federal income taxes.

c)              Distributions to Shareholders — Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions to shareholders are recorded on the ex-dividend date.

d)             Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

e)              Reclassifications — Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

f)                Other — Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to The Fund, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with The Fund’s understanding of the applicable country’s tax rules and rates.

g)             Fair Value Measurements — The Fund adopted the provisions of FASB Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements,” on May 1, 2008. FAS 157 established a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of The Fund’s investments as of the reporting period end.  The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including The Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value The Fund’s investments as of January 31, 2009.

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments(1)
Level 1 - Quoted Prices	$78,962,822	—
Level 2 - Other Significant Observable Inputs	0	—
Level 3 - Significant Unobservable Inputs	0	—
Total	$78,962,822	—

(1)      Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as written options, short sales, currency contracts, futures, forward contracts and swap contracts.

For the nine months ended January 31, 2009, The Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

3. UNREALIZED APPRECIATION AND DEPRCIATION ON INVESTMENTS (Tax Basis)

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at January 31, 2009 were as follows:

Gross unrealized appreciation for all investments in which there was an excess of value over tax cost	$7,347,526
Gross unrealized depreciation for all investments in which there was an excess of tax cost over value	(13,533,840)
Net unrealized appreciation	$(6,186,314)
Tax Cost	$85,149,136

The differences between book and tax net unrealized appreciation are wash sale loss deferrals.

4. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161 (“FAS 161”), “Disclosures about Derivative Instruments and Hedging Activities.” FAS 161 is intended to improve financial reporting about derivative instruments and hedging activities. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Fund believes the adoption of FAS 161 will have no material impact on financial statement disclosures.

Item 2 - Controls and Procedures.

(a)                                  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Henssler Funds Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President, Principal Executive Officer

Date:	March 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Henssler Funds Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President, Principal Executive Officer

Date:	March 31, 2009

By:	/s/ Patricia T. Henssler
Patricia T. Henssler
Principal Financial Officer

Date:	March 31, 2009

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